Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0000052988
Registrant Name	Jacobs Solutions Inc.
Registration File Number	333-293127
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A